Financial Assets and Liabilities, Categorization of Financial Instruments (Details) - MXN ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Loans and Receivables [Member]
Financial Liabilities:
Financial liabilities	$ 939,010,242	$ 968,539,798
Loans and Receivables [Member] | Related Parties [Member]
Financial Liabilities:
Financial liabilities	3,238,018	3,701,960
Loans and Receivables [Member] | Debt [Member]
Financial Liabilities:
Financial liabilities	550,176,128	567,585,631
Loans and Receivables [Member] | Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial liabilities	201,710,331	213,103,228
Loans and Receivables [Member] | Accounts Payable [Member]
Financial Liabilities:
Financial liabilities	183,885,765	184,148,979
Loans and Receivables [Member] | Derivative Financial Instruments [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member]
Financial Liabilities:
Financial liabilities	16,662,904	22,185,709
Fair Value Through Profit or Loss [Member] | Related Parties [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Debt [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Liability Related to Right of Use of Assets [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Accounts Payable [Member]
Financial Liabilities:
Financial liabilities	0	0
Fair Value Through Profit or Loss [Member] | Derivative Financial Instruments [Member]
Financial Liabilities:
Financial liabilities	16,662,904	22,185,709
Loans and Receivables [Member]
Financial Assets:
Financial assets	194,112,605	181,010,980
Loans and Receivables [Member] | Related Parties [Member]
Financial Assets:
Current assets	1,238,128	1,395,483
Loans and Receivables [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Financial Assets:
Current assets	0	0
Loans and Receivables [Member] | Accounts Receivable from Subscribers Distributors Contractual Assets and Other Net [Member]
Financial Assets:
Current assets	192,874,477	179,615,497
Loans and Receivables [Member] | Derivative Financial Instruments [Member]
Financial Assets:
Current assets	0	0
Loans and Receivables [Member] | Debt Instruments at Fair Value Through OCI [Member]
Financial Assets:
Non-current assets	0	0
Fair Value Through Profit or Loss [Member]
Financial Assets:
Financial assets	3,090,281	10,668,460
Fair Value Through Profit or Loss [Member] | Related Parties [Member]
Financial Assets:
Current assets	0	0
Fair Value Through Profit or Loss [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Financial Assets:
Current assets	0	0
Fair Value Through Profit or Loss [Member] | Accounts Receivable from Subscribers Distributors Contractual Assets and Other Net [Member]
Financial Assets:
Current assets	0	0
Fair Value Through Profit or Loss [Member] | Derivative Financial Instruments [Member]
Financial Assets:
Current assets	3,090,281	10,668,460
Fair Value Through Profit or Loss [Member] | Debt Instruments at Fair Value Through OCI [Member]
Financial Assets:
Non-current assets	0	0
Fair Value Through OCI [Member]
Financial Assets:
Financial assets	64,287,694	60,592,560
Fair Value Through OCI [Member] | Related Parties [Member]
Financial Assets:
Current assets	0	0
Fair Value Through OCI [Member] | Equity Investments at Fair Value Through OCI and Other Short Term Investments [Member]
Financial Assets:
Current assets	46,832,069	46,683,687
Fair Value Through OCI [Member] | Accounts Receivable from Subscribers Distributors Contractual Assets and Other Net [Member]
Financial Assets:
Current assets	0	0
Fair Value Through OCI [Member] | Derivative Financial Instruments [Member]
Financial Assets:
Current assets	0	0
Fair Value Through OCI [Member] | Debt Instruments at Fair Value Through OCI [Member]
Financial Assets:
Non-current assets	$ 17,455,625	$ 13,908,873